RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Restatement Of Previously Issued Financial Statements
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 3 – RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company has restated its Balance Sheet as of December 31, 2025 and its Statement of Operations, Statement of Changes in Stockholders’ Deficit and Statement of Cash Flows for the year ended December 31, 2025, along with certain related notes to such restated financial statements. The Company determined that the restatement was necessary after its financial consultant discovered an inadvertent failure by management to obtain and review certain bank and credit card statements associated with accounts opened in mid-December 2025. The restatement corrects these identified errors in the previously issued Form 10-K. In connection with the identification of these errors, the Company delayed the completion of its Quarterly Report on Form 10-Q for the quarter ended March 31, 2026, and filed a Form 12b-25 (Notice of Late Filing) with the Securities and Exchange Commission to provide notice of such delay to the SEC and its shareholders. The following table sets forth restatements to specific financial statement line items as of and for the year ended December 31, 2025:

BALANCE SHEET RESTATEMENTS

	As of December 31, 2025
	As Previously Reported	Restatement Adjustments	As Restated
Cash and cash equivalents	$1,784	$203	$1,987
Credit card payable	$-	$5,083	$5,083
Accrued payroll, taxes and penalties	$294,243	$(1)	$294,242
Convertible note payable, net of discount	$429,736	$116,274	$546,010
Related party advances	$93,627	$(233)	$93,394
Additional paid-in capital	$7,500,215	$(40,000)	$7,460,215
Accumulated deficit	$(8,555,039)	$(80,920)	$(8,635,959)

STATEMENT OF OPERATIONS RESTATEMENTS

	For the Year Ended December 31, 2025
	As Previously Reported	Restatement Adjustments	As Restated
Revenues, net	$1,087,950	$2,500	$1,090,450
Cost of services	$618,803	$31,385	$650,188
Sales and marketing	$164,684	$16,085	$180,769
General and administrative expenses	$561,254	$20,676	$581,930
Total operating expenses	$774,459	$36,761	$811,220
Loss from operations	$(305,312)	$(65,646)	$(370,958)
Interest expense	$(117,835)	$(15,274)	$(133,109)
Loss before provision for income taxes	$(473,147)	$(80,920)	$(554,067)
Net loss	$(473,147)	$(80,920)	$(554,067)

STATEMENT OF CASH FLOWS RESTATEMENTS

	YEAR ENDED For the Year Ended December 31, 2025
	As Previously Reported	Restatement Adjustments	As Restated
CASH FLOWS FROM OPERATING ACTIVITIES RESTATEMENTS
Net loss	$(473,147)	$(80,920)	$(554,067)
Credits cards payable	$-	$5,083	$5,083
Accrued liabilities	$140,845	$(1)	$140,844
Accrued interest payable	$43,125	$16,274	$59,399
Accrued interest payable - related party	$-	$50,000	$50,000
Net cash used in operating activities	$(289,177)	$139,806	$(149,371)

CASH FLOWS FROM FINANCING ACTIVITIES RESTATEMENTS
Proceeds from convertible promissory note issuance	$262,500	$100,000	$362,500
Repayment of related party advances	$(418,292)	$(233)	$(418,525)
Proceeds from sale of common stock (Strata)	$100,000	$(40,000)	$60,000
Net cash provided by financing activities	$88,178	$59,767	$147,945

NET CHANGE IN CASH AND CASH EQUIVALENTS	$(1,629)	$203	$(1,426)
CASH AND CASH EQUIVALENTS, end of period	$1,784	$203	$1,987